UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09397

                                     The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utilities Fund Third Quarter Report — September 30, 2016 To Our Shareholders,	Mario J. Gabelli, CFA Portfolio Manager

For the quarter ended September 30, 2016, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund decreased 2.8% compared with a decrease of 5.9% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)						Since
						Inception
	Quarter	1 Year	5 Year	10 Year	15 Year	(8/31/99)
Class AAA (GABUX)	(2.78)%	15.72%	9.36%	6.57%	7.50%	7.71%
S&P 500 Utilities Index	(5.91)	17.37	12.09	7.91	7.47	6.65
S&P 500 Index	3.85	15.43	16.37	7.24	7.15	4.94
Lipper Utility Fund Average	(3.63)	15.53	11.38	7.24	7.75	6.48
Class A (GAUAX)	(2.73)	15.87	9.39	6.58	7.53	7.73
With sales charge (b)	(8.33)	9.21	8.10	5.95	7.10	7.36
Class C (GAUCX)	(2.86)	14.93	8.58	5.78	6.78	7.07
With contingent deferred sales charge (c)	(3.83)	13.93	8.29	5.78	6.78	7.07
Class I (GAUIX)	(2.68)	16.13	9.65	6.79	7.65	7.84

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.39%, 1.39%, 2.14%, and 1.14%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.9%
	ENERGY AND UTILITIES — 69.4%
	Alternative Energy — 0.4%
370,000	Algonquin Power & Utilities Corp.	$3,313,770
36,000	NextEra Energy Partners LP	1,006,920
65,000	Ormat Technologies Inc., New York	3,146,650
6,739	Ormat Technologies Inc., Tel Aviv	326,301

		7,793,641

	Electric Integrated — 42.3%
306,000	ALLETE Inc.	18,243,720
174,000	Alliant Energy Corp.	6,665,940
550,000	Ameren Corp.	27,049,000
705,000	American Electric Power Co. Inc.	45,268,050
2,000	Atlantic Power Corp.	4,939
180,000	Avangrid Inc.	7,520,400
290,000	Avista Corp.	12,119,100
500,000	Black Hills Corp.	30,610,000
16,000	Calpine Corp.†	202,240
60,000	CMS Energy Corp.	2,520,600
168,000	Dominion Resources Inc.	12,477,360
4,000	DTE Energy Co.	374,680
298,000	Duke Energy Corp.	23,851,920
660,000	Edison International	47,685,000
814,000	El Paso Electric Co.	38,070,780
1,400	Entergy Corp.	107,422
835,000	Eversource Energy	45,240,300
370,000	Exelon Corp.	12,317,300
375,000	FirstEnergy Corp.	12,405,000
115,000	Fortis Inc.	3,698,197
935,000	Great Plains Energy Inc.	25,516,150
917,500	Hawaiian Electric Industries Inc.	27,387,375
42,000	IDACORP Inc.	3,287,760
105,000	ITC Holdings Corp.	4,880,400
320,000	MGE Energy Inc.	18,083,200
706,000	NextEra Energy Inc.	86,357,920
260,000	NiSource Inc.	6,268,600
434,397	NorthWestern Corp.	24,990,859
790,000	OGE Energy Corp.	24,979,800
756,000	Otter Tail Corp.	26,150,040
120,000	PG&E Corp.	7,340,400
320,000	Pinnacle West Capital Corp.	24,316,800
1,610,000	PNM Resources Inc.	52,679,200
572,000	PPL Corp.	19,774,040
190,000	Public Service Enterprise Group Inc.	7,955,300
365,000	SCANA Corp.	26,415,050
58,000	Talen Energy Corp.†	803,300
525,000	The Empire District Electric Co.	17,923,500
485,000	The Southern Co.	24,880,500
48,000	Unitil Corp.	1,874,880
460,000	Vectren Corp.	23,092,000
610,000	WEC Energy Group Inc.	36,526,800
900,000	Westar Energy Inc.	51,075,000

Shares		Market Value

310,000	Xcel Energy Inc.	$12,753,400

		901,744,222

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	5,045,100
360,000	Red Electrica Corp. SA	7,766,657
3,400	Uniper SE†	41,651

		12,853,408

	Global Utilities — 2.2%
353	AES Tiete Energia Receipts	1,736
11,000	AES Tiete Energia SA	55,031
32,000	Chubu Electric Power Co. Inc.	462,620
34,000	E.ON SE	241,157
16,000	EDF SA	194,655
5,000	EDP - Energias de Portugal SA, ADR	168,075
200,000	Electric Power Development Co. Ltd.	4,768,996
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference	32,409
185,000	Emera Inc.	6,671,253
35,000	Enagas SA	1,052,725
100,000	Endesa SA	2,143,363
250,000	Enel SpA	1,114,369
2,000	EuroSite Power Inc.†	1,250
500,000	Hera SpA	1,346,903
66,000	Hokkaido Electric Power Co. Inc.	559,736
40,000	Hokuriku Electric Power Co.	484,000
180,000	Huaneng Power International Inc., ADR	4,519,800
45,000	Iberdrola SA, ADR	1,221,750
277,115	Iberdrola SA, Aquis	1,883,980
405,000	Korea Electric Power Corp., ADR	9,873,900
110,000	Kyushu Electric Power Co. Inc.	1,026,182
37,000	National Grid plc, ADR	2,631,070
32,000	Shikoku Electric Power Co. Inc.†	313,988
2,000	Snam SpA	11,090
75,000	Statoil ASA	1,256,160
28,000	The Chugoku Electric Power Co. Inc.	349,845
305,000	The Kansai Electric Power Co. Inc.†	2,752,685
55,000	The Tokyo Electric Power Co. Inc.†	235,935
170,000	Tohoku Electric Power Co. Inc.	2,204,526

		47,579,189

	Merchant Energy — 1.8%
40,000	GenOn Energy Inc. - Old, Escrow†	0
15,000	GenOn Energy Inc., Escrow†	0
120,000	NRG Energy Inc.	1,345,200
2,963,400	The AES Corp.	38,079,690

		39,424,890

	Natural Gas Integrated — 10.9%
9,000	Apache Corp.	574,830
25,000	Atlas Energy Group LLC†	37,250
75,000	Devon Energy Corp.	3,308,250

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
4,000	Dominion Midstream Partners LP	$95,640
20,000	Energen Corp.	1,154,400
610,000	Energy Transfer Equity LP	10,241,900
145,000	Hess Corp.	7,774,900
300,000	Kinder Morgan Inc.	6,939,000
2,000,000	National Fuel Gas Co.	108,140,000
436,000	Northwest Natural Gas Co.	26,207,960
520,000	ONEOK Inc.	26,722,800
580,000	Spectra Energy Corp.	24,795,000
362,000	UGI Corp.	16,376,880

		232,368,810

	Natural Gas Utilities — 6.1%
80,000	Atmos Energy Corp.	5,957,600
94,000	CenterPoint Energy Inc.	2,183,620
45,500	Chesapeake Utilities Corp.	2,778,230
24,000	CONSOL Energy Inc.	460,800
324,000	Corning Natural Gas Holding Co.(a)	5,929,200
165,500	Delta Natural Gas Co. Inc.	3,947,175
30,000	Gas Natural Inc.	230,100
100,000	Gulf Coast Ultra Deep Royalty Trust†	6,600
45,000	National Grid plc	636,924
14,000	New Jersey Resources Corp.	460,040
143,000	ONE Gas Inc.	8,843,120
217,079	Piedmont Natural Gas Co. Inc.	13,033,423
44,000	RGC Resources Inc.	1,073,600
140,000	South Jersey Industries Inc.	4,137,000
948,000	Southwest Gas Corp.	66,227,280
119,500	Spire Inc.	7,616,930
3,700	Targa Resources Corp.	181,707
98,500	WGL Holdings Inc.	6,175,950

		129,879,299

	Natural Resources — 1.7%
14,000	Alliance Holdings GP LP	364,700
52,000	Anadarko Petroleum Corp.	3,294,720
170,000	BP plc, ADR	5,977,200
7,058	California Resources Corp.	88,225
313,000	Cameco Corp.	2,679,280
8,000	Compania de Minas Buenaventura SAA, ADR†	110,720
717,000	Mueller Industries Inc.	23,245,140
6,300	Occidental Petroleum Corp.	459,396
30,000	Tullow Oil plc†	98,416

		36,317,797

	Services — 0.5%
8,000	Areva SA†	54,370
20,000	Baker Hughes Inc.	1,009,400
18,000	Halliburton Co.	807,840
34,000	MDU Resources Group Inc.	864,960

Shares		Market Value

50,000	Patterson-UTI Energy Inc.	$1,118,500
56,000	Rowan Companies plc, Cl. A	848,960
1,000,000	Weatherford International plc†	5,620,000

		10,324,030

	Water — 2.2%
8,000	American States Water Co.	320,400
115,000	American Water Works Co. Inc.	8,606,600
537,500	Aqua America Inc.	16,383,000
5,000	California Water Service Group	160,450
10,000	Connecticut Water Service Inc.	497,300
16,000	Consolidated Water Co. Ltd.	185,920
20,000	Middlesex Water Co.	704,800
222,000	Severn Trent plc	7,207,979
184,000	SJW Corp.	8,037,120
87,000	The York Water Co.	2,580,420
52,000	United Utilities Group plc, ADR	1,356,160

		46,040,149

	Diversified Industrial — 0.6%
30,000	AZZ Inc.	1,958,100
38,000	General Electric Co.	1,125,560
105,000	ITT Inc.	3,763,200
360,000	Mueller Water Products Inc., Cl. A	4,518,000
20,600	Park-Ohio Holdings Corp.	750,870

		12,115,730

	Environmental Services — 0.1%
20,000	Covanta Holding Corp.	307,800
80,000	Veolia Environnement SA	1,842,303

		2,150,103

	TOTAL ENERGY AND UTILITIES	1,478,591,268

	COMMUNICATIONS — 19.1%
	Cable and Satellite — 5.3%
42,000	Charter Communications Inc., Cl. A†	11,338,740
25,000	Cogeco Communications Inc.	1,234,041
70,000	Cogeco Inc.	2,743,550
20,000	Comcast Corp., Cl. A	1,326,800
410,000	DISH Network Corp., Cl. A†	22,459,800
303,000	EchoStar Corp., Cl. A†	13,280,490
344,367	Liberty Global plc, Cl. A†	11,770,450
600,001	Liberty Global plc, Cl. C†	19,824,031
70,382	Liberty Global plc LiLAC, Cl. A†	1,941,839
131,311	Liberty Global plc LiLAC, Cl. C†	3,683,274
90,000	Rogers Communications Inc., Cl. B	3,817,800
12,000	Shaw Communications Inc., Cl. B	245,520
1,600,000	Sky plc	18,540,025
50,000	Tokyo Broadcasting System Holdings Inc.	774,617

		112,980,977

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Computer Services Software and Systems — 0.0%
347,538	Internap Corp.†	$573,438

	Telecommunications — 10.5%
35,000	AT&T Inc.	1,421,350
560,000	BCE Inc.	25,860,800
300,000	CenturyLink Inc.	8,229,000
4,000,000	Cincinnati Bell Inc.†	16,320,000
35,000	Deutsche Telekom AG	586,616
515,000	Deutsche Telekom AG, ADR	8,646,850
330,000	Global Telecom Holding SAE, GDR†	640,200
40,000	Harris Corp.	3,664,400
1,440,000	Koninklijke KPN NV	4,780,103
18,000	Koninklijke KPN NV, ADR	60,660
470,000	Level 3 Communications Inc.†	21,798,600
130,000	Loral Space & Communications Inc.†	5,084,300
35,200	NextGenTel Holding ASA	128,126
290,000	Nippon Telegraph & Telephone Corp.	13,195,207
2,200	Orange Belgium SA†	53,802
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†	131,505
60,000	Pharol SGPS SA	16,176
220,000	Pharol SGPS SA, ADR	57,200
82,000	PLDT Inc., ADR	2,924,940
145,000	Proximus SA	4,330,340
2,000	PT Indosat Tbk†	923
2,000	Shenandoah Telecommunications Co.	54,420
2,300,000	Singapore Telecommunications Ltd.	6,695,754
680,000	Sprint Corp.†	4,508,400
121,000	Swisscom AG, ADR	5,776,540
8,000	Tele2 AB, Cl. B	69,054
170,000	Telecom Italia SpA, ADR†	1,409,300
235,000	Telefonica Brasil SA, ADR	3,400,450
53,000	Telefonica Deutschland Holding AG	213,205
535,000	Telefonica SA, ADR	5,392,800
1,000,000	Telekom Austria AG	5,644,862
340,000	Telenet Group Holding NV†	17,733,518
533,000	Telephone & Data Systems Inc.	14,486,940
60,000	Telesites SAB de CV†	33,884
730,000	Verizon Communications Inc.	37,945,400
450,000	VimpelCom Ltd., ADR	1,566,000

		222,861,625

	Wireless Communications — 3.3%
65,000	America Movil SAB de CV, Cl. L, ADR	743,600
29,000	ATN International Inc.	1,886,160
69,000	China Mobile Ltd., ADR	4,244,880
53,000	China Unicom Hong Kong Ltd., ADR	645,540
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	68
80,000	Millicom International Cellular SA	4,176,000

Shares		Market Value

240,000	Millicom International Cellular SA, SDR	$12,449,294
6,500	Mobile TeleSystems PJSC, ADR	49,595
465,000	NTT DoCoMo Inc.	11,748,237
135,000	SK Telecom Co. Ltd., ADR	3,051,000
400	SmarTone Telecommunications Holdings Ltd.	661
35,000	Tim Participacoes SA, ADR	428,400
405,000	Turkcell Iletisim Hizmetleri A/S, ADR†	3,264,300
356,000	United States Cellular Corp.†	12,937,040
505,000	Vodafone Group plc, ADR	14,720,750

		70,345,525

	TOTAL COMMUNICATIONS	406,761,565

	OTHER — 7.4%
	Aerospace — 1.0%
2,300,000	Rolls-Royce Holdings plc	21,464,123

	Aviation: Parts and Services — 0.1%
10,000	Curtiss-Wright Corp.	911,100

	Building and Construction — 0.5%
12,000	Acciona SA	906,818
219,650	Johnson Controls International plc	10,220,315

		11,127,133

	Business Services — 0.6%
1,400,000	Clear Channel Outdoor Holdings Inc., Cl. A	8,176,000
40,000	Macquarie Infrastructure Corp.	3,329,600
17,500	Vectrus Inc.†	266,525

		11,772,125

	Computer Software and Services — 0.4%
850,000	EarthLink Holdings Corp.	5,270,000
20,000	LinkedIn Corp., Cl. A†	3,822,400
1,000	NetSuite Inc.†	110,690

		9,203,090

	Diversified Industrial — 0.1%
1,000	Alstom SA†	26,449
30,000	Bouygues SA	994,001
4,000	Donaldson Co. Inc.	149,320
13,000	Raven Industries Inc.	299,390
10,000	Svenska Cellulosa AB, Cl. A	297,011
104,599	Twin Disc Inc.	1,253,096

		3,019,267

	Electronics — 1.1%
100,000	Corning Inc.	2,365,000
615,000	Sony Corp., ADR	20,424,150

		22,789,150

	Entertainment — 0.7%
610,000	Grupo Televisa SAB, ADR	15,670,900

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Financial Services — 0.3%
168,000	Kinnevik AB, Cl. A	$4,672,542
80,000	Kinnevik AB, Cl. B	2,040,379

		6,712,921

	Health Care — 0.0%
12,000	Tsumura & Co.	339,037

	Machinery — 1.6%
92,500	Astec Industries Inc.	5,537,975
1,000	Flowserve Corp.	48,240
83,000	The Gorman-Rupp Co.	2,125,630
500,000	Xylem Inc.	26,225,000

		33,936,845

	Metals and Mining — 0.3%
170,000	Freeport-McMoRan Inc.	1,846,200
51,000	Haynes International Inc.	1,892,610
39,000	Materion Corp.	1,197,690
17,000	Vulcan Materials Co.	1,933,410

		6,869,910

	Transportation — 0.7%
322,000	GATX Corp.	14,345,100
30,014	Providence and Worcester Railroad Co.	743,747

		15,088,847

	TOTAL OTHER	158,904,448

	TOTAL COMMON STOCKS	2,044,257,281

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,053,360

	ENERGY AND UTILITIES — 0.0%
	Natural Gas Utilities — 0.0%
54,000	Corning Natural Gas, 4.800%, Ser. B	987,734

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,041,094

Shares		Market Value
	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(b)	$377,113

	ENERGY AND UTILITIES — 0.0%
	Natural Gas Integrated — 0.0%
1,050,000	Kinder Morgan Inc., expire 05/25/17†	16,275

	TOTAL WARRANTS	393,388

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.0%
$84,942,000	U.S. Treasury Bills, 0.200% to 0.501%††, 10/20/16 to 03/23/17	84,851,676

	TOTAL INVESTMENTS — 100.0% (Cost $1,471,666,958)	$2,131,543,439

	Aggregate tax cost	$1,478,475,721

	Gross unrealized appreciation	$743,210,256
	Gross unrealized depreciation	(90,142,538)

	Net unrealized appreciation/depreciation	$653,067,718

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of the Rule 144A security amounted to $377,113 or 0.02% of total investments

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Global Utilities	$47,576,203	$2,986	—	$47,579,189
Merchant Energy	39,424,890	—	$0	39,424,890
Other Industries (a)	1,391,587,189	—	—	1,391,587,189
COMMUNICATIONS (a)	406,761,565	—	—	406,761,565
OTHER (a)	158,904,448			158,904,448
Total Common Stocks	2,044,254,295	2,986	0	2,044,257,281
Convertible Preferred Stocks (a)	1,053,360	987,734	—	2,041,094
Warrants (a)	16,275	377,113	—	393,388
U.S. Government Obligations	—	84,851,676	—	84,851,676
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,045,323,930	$86,219,509	$0	$2,131,543,439

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2016, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2016, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of  The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q316QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of  2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.